Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other current liabilities
Payables related to property and equipment ent		¥ 1,076,935	¥ 973,620
Deposits from network partners		925,925	741,914
Salary and welfare payable		838,527	643,129
Payables for repurchasing ordinary shares			24,146
Construction deposits		55,832	27,362
Payables to network partners(2)		260,228	202,343
Others		394,841	221,255
Total	$ 510,254	¥ 3,552,288	¥ 2,833,769